Basis of Presentation and General Information (Details Narrative)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Entity Incorporation, Date of Incorporation	Dec. 13, 2006
Number of vessels owned	128
Combined carrying capacity [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity	14,100,000
Average age of vessels	9 years 4 months 24 days
Minimum [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity	52,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity	210,000